Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of subsidiaries of company and consolidated VIE'S

		Effective interest held
		through equity
		ownership/ contractual	Date of	Place of
		arrangements	incorporation/	incorporation/	Principal
Name	Relationship	(Note (i))	establishment	establishment	activities
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Online advertising, SaaS products and services
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Online advertising
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Online advertising
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Online advertising
CMRS Digital Solutions Limited	Subsidiary	100%	April 2008	Hong Kong	Online advertising, SaaS products and services
Beyond Digital Solutions Limited	Subsidiary	100%	April 2010	Hong Kong	Online advertising, SaaS products and services
CruiSo Digital Solutions Limited	Subsidiary	100%	May 2011	Hong Kong	Online advertising, SaaS products and services
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Online advertising
Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Note (ii))	VIE’s subsidiary	36.8%	May 2017	The PRC	Mobile content aggregator and online advertising
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Note (ii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator and online advertising

Note:

(i)	Save for the impacts from the transactions detailed in Note (iii) below, there was no change in iClick Cayman’s effective interest held through equity ownership/ contractual arrangements over the principal subsidiaries and consolidated VIE and the VIE’s subsidiaries during the years ended December 31, 2022, 2023 and 2024.
(ii)	Although iClick Cayman owns less than 50% ownership in these entities, these entities are consolidated as iClick Cayman obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.
(iii)	In August 2022, iClick Cayman acquired 40.16% equity interest of Changyi (Shanghai) Information Technology Ltd. (“Changyi”) from non-controlling interests using cash consideration of US$722 and 1,545,663 class A ordinary shares of iClick Cayman with a fair market value of US$1,577, resulting in a transfer of non-controlling interests of US$833 to additional paid-in capital for the year ended December 31, 2022. Out of the 1,545,663 consideration ordinary shares, 386,415, 386,419 and 50,235 shares were issued in 2022, 2023 and 2024, respectively. The remaining 722,594 shares will be issued in 2025. In July 2024, the Company disposed its entire shareholdings in Changyi.